Financial Information for Equity Method Investees (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 08, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Method Investments And Joint Ventures [Abstract]
Current assets			$ 207,456
Non-current assets			103,585
Current liabilities			58,435
Non-current liabilities			195,000
Revenues	320,005		362,280	480,045
Total costs	72,910		700,337	1,307,874
Profit (loss) from operations	247,095		(338,057)	(827,829)
Earnings (loss) attributable to Rediff	$ 84,310	$ 84,310	$ (215,735)	$ (785,707)